Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (27,364)	$ (40,668)	$ (67,195)	$ (65,572)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	834	839	1,680	1,422
Amortization of financing costs	4,389	2,086	4,632	1,149
Noncash interest expense	4,617	6,607	11,647	2,491
Obsolete inventory reserve			(883)	(1,357)
Share-based compensation expense	2,503	3,573	5,425	4,786
Costs associated with aborted 2015 IPO		3,978	3,978
Change in fair value of derivative liabilities	635	(443)	(443)	(802)
Other noncash				(17)
Changes in:
Accounts receivable	(602)	(706)	(465)	(866)
Other receivables	280	(34)	(184)	(152)
Inventories	(350)	(1,263)	(1,196)	8,210
Deferred cost of goods sold	101	22	(50)	457
Prepaid expense and other current assets	(120)	460	99	(243)
Other assets	126	9	45	27
Accounts payable	(3,346)	2,087	3,343	1,084
Accrued expense	(448)	(602)	(1,525)	1,047
Deferred revenue	(167)	26	263	363
Deferred rent liability	(36)	(25)	(55)	(42)
Net cash used in operating activities	(18,948)	(24,054)	(40,884)	(48,015)
Investing activities
Acquisition of property and equipment	(171)	(668)	(987)	(2,495)
Net cash used in investing activities	(171)	(668)	(987)	(2,495)
Financing activities
Repayment of debt				(199)
Repayment of capital lease	(26)	(77)	(153)	(153)
Investor capital contributions		17,982	17,982	43,049
Proceeds from issuance of private company Series AB Preferred Stock	5,819
Proceeds from issuance of common stock	25,395		8,549
Common stock issuance costs			(244)
Costs associated with investor capital contributions		(173)		(735)
Debt restructuring costs	(355)
Offering costs	(1,431)	(634)	(2,418)	(1,560)
Proceeds from exercise of stock options and stock warrants				38
Proceeds from exercise of warrants by a related party	7,375
Net cash provided by financing activities	36,777	17,098	23,716	40,440
Net (decrease)/ increase in cash and cash equivalents	17,658	(7,624)	(18,155)	(10,070)
Cash and cash equivalents-beginning of period	2,789	20,944	20,944	31,014
Cash and cash equivalents-end of period	20,447	$ 13,320	2,789	20,944
Supplemental disclosures of cash flow information
Interest paid				3,898
Reclassification of derivative liability upon exercise of warrants	1,557
Cancellation of derivative liability	3,036
Issuance of derivative liabilities for PPO warrants	226
Conversion of interest and fees and write off of remaining debt discounts	17,934
Issuance of Series AB Preferred Stock warrants	$ 4,000
Noncash investing and financing transactions
Accrued property and equipment additions				71
Accrued offering costs			(405)	$ 405
Accrued issuance costs			$ 160